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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:        March 31

Date of reporting period:      December 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Money Market Fund

The schedules are not audited.

Voya Money Market Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 22.7%
5,710,000		Barton Capital LLC, 0.157%,due 01/05/15	$5,709,902	2.4
2,750,000	#	Barton Capital LLC, 0.181%,due 01/06/15	2,750,000	1.1
6,000,000		Concord Minutemen Capital Co., 0.200%,due 01/05/15	5,999,867	2.5
3,000,000		Concord Minutemen Capital Co., 0.305%,due 04/01/15	2,997,750	1.3
5,750,000		Crown Point Capital Co., 0.203%,due 01/06/15	5,749,840	2.4
3,000,000		Crown Point Capital Co., 0.305%,due 04/01/15	2,997,750	1.3
3,250,000		Jupiter Securitization Company LLC, 0.210%,due 02/04/15	3,249,355	1.4
1,600,000		Jupiter Securitization Company LLC, 0.213%,due 05/04/15	1,598,852	0.7
1,400,000		Jupiter Securitization Company LLC, 0.213%,due 06/01/15	1,398,767	0.6
2,657,000		Jupiter Securitization Company LLC, 0.271%,due 03/04/15	2,655,765	1.1
2,000,000	#	Old Line Funding LLC, 0.187%,due 01/02/15	2,000,000	0.8
250,000		Old Line Funding LLC, 0.210%,due 01/05/15	249,994	0.1
7,750,000		Old Line Funding LLC, 0.230%,due 01/08/15	7,749,653	3.2
7,750,000	#	Thunder Bay Funding LLC, 0.187%,due 01/16/15	7,750,000	3.2
1,250,000	#	Thunder Bay Funding LLC, 0.202%,due 01/10/15	1,250,000	0.5
250,000		Thunder Bay Funding LLC, 0.210%,due 02/20/15	249,927	0.1
		Total Asset Backed Commercial Paper
		(Cost $54,357,422)	54,357,422	22.7

Certificates of Deposit: 9.0%
2,150,000	#	Barton Capital LLC, 0.214%,due 01/15/15	2,150,000	0.9
3,750,000		Standard Chartered Bank NY, 0.260%,due 04/01/15	3,750,000	1.6
1,500,000		Standard Chartered Bank, 0.500%,due 01/02/15	1,500,000	0.6
3,200,000		Sumitomo Mitsui Bank NY, 0.160%,due 01/02/15	3,200,000	1.3
5,750,000		Sumitomo Mitsui Bank NY, 0.160%,due 01/02/15	5,750,000	2.4
600,000		Sumitomo Mitsui Bank NY, 0.250%,due 01/02/15	600,001	0.3
3,250,000		Svenska Handelsbanken NY, 0.175%,due 01/02/15	3,250,000	1.4
350,000		Svenska Handelsbanken NY, 0.205%,due 01/05/15	350,002	0.2
250,000		Svenska Handelsbanken NY, 0.205%,due 01/06/15	250,003	0.1
100,000		Toronto Dominion Bank NY, 0.210%,due 01/16/15	100,002	0.0
500,000		Westpac Banking Corp./NY, 0.231%,due 01/16/15	500,000	0.2
		Total Certificates of Deposit
		(Cost $21,400,008)	21,400,008	9.0

Financial Company Commercial Paper: 20.7%
250,000		ANZ National Int'l Ltd., 0.213%,due 04/01/15	249,869	0.1
5,000,000	#	Australia & New Zealand Banking Group Ltd., 0.338%,due 01/18/15	5,000,000	2.1
1,000,000		Bank of Tokyo - Mitsubishi UFJ NY, 0.152%,due 01/05/15	999,983	0.4
7,400,000		Mitsubishi UFJ Trust and Banking NY, 0.173%,due 01/02/15	7,399,965	3.1
1,600,000		Mitsubishi UFJ Trust and Banking NY, 0.183%,due 01/05/15	1,599,968	0.7
5,600,000		Mizuho Funding LLC, 0.183%,due 01/06/15	5,599,860	2.4
3,500,000		Mizuho Funding LLC, 0.254%,due 02/20/15	3,498,785	1.5
950,000		Nordea Bank AB, 0.142%,due 01/05/15	949,985	0.4
1,500,000		Nordea Bank AB, 0.203%,due 02/02/15	1,499,733	0.6
300,000		Rabobank USA Finance Corp., 0.152%,due 01/05/15	299,995	0.1
1,500,000		Skandinaviska Enskilda Banken AB, 0.152%,due 01/08/15	1,499,956	0.6
900,000		Skandinaviska Enskilda Banken AB, 0.162%,due 01/12/15	899,956	0.4
1,500,000		Skandinaviska Enskilda Banken AB, 0.162%,due 02/03/15	1,499,780	0.6
1,250,000		Societe Generale, 0.122%,due 01/02/15	1,249,996	0.5
6,250,000		Societe Generale, 0.183%,due 02/02/15	6,249,002	2.6
2,000,000		Societe Generale, 0.223%,due 02/04/15	1,999,585	0.9
1,000,000		Standard Chartered Bank, 0.152%,due 01/05/15	999,983	0.4

Voya Money Market Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
Financial Company Commercial Paper: (continued)
507,000		Standard Chartered Bank, 0.183%,due 02/02/15	$506,919	0.2
450,000		Sumitomo Mitsui Banking, 0.183%,due 01/05/15	449,991	0.2
7,000,000		Toronto Dominion Bank Ltd., 0.132%,due 01/05/15	6,999,899	2.9
		Total Financial Company Commercial Paper
		(Cost $49,453,210)	49,453,210	20.7

Government Agency Debt: 16.6%
600,000		Federal Farm Credit Bank Discount Notes, 0.101%,due 01/08/15	599,988	0.3
5,502,000		Federal Home Loan Bank Discount Notes, 0.051%,due 02/17/15	5,501,641	2.3
5,600,000		Federal Home Loan Bank Discount Notes, 0.064%,due 01/09/15	5,599,922	2.3
1,250,000		Federal Home Loan Bank Discount Notes, 0.091%,due 02/11/15	1,249,872	0.5
2,500,000		Federal Home Loan Bank Discount Notes, 0.096%,due 02/04/15	2,499,776	1.0
21,800,000		Federal Home Loan Bank Discount Notes, 0.096%,due 02/06/15	21,797,940	9.1
430,000		Federal Home Loan Bank Discount Notes, 0.101%,due 01/28/15	429,968	0.2
600,000		Federal Home Loan Bank Discount Notes, 0.101%,due 01/08/15	599,988	0.3
500,000		Freddie Mac Discount Notes, 0.101%,due 02/03/15	499,954	0.2
900,000		Freddie Mac Discount Notes, 0.122%,due 01/21/15	899,940	0.4
		Total Government Agency Debt
		(Cost $39,678,989)	39,678,989	16.6

Other Commercial Paper: 0.3%
600,000		Travelers Companies, Inc., 0.152%,due 01/16/15	599,963	0.3

		Total Other Commercial Paper
		(Cost $599,963)	599,963	0.3

Other Instrument: 4.4%
10,510,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%,due 01/02/15	10,510,000	4.4

		Total Other Instrument
		(Cost $10,510,000)	10,510,000	4.4

Other Note: 17.5%
300,000		American Honda Finance, 1.450%,due 02/27/15	300,544	0.1
3,250,000	#	American Honda Finance, 1.450%,due 02/27/15	3,255,903	1.4
2,000,000		ANZ New Zealand Int'l/London, 1.129%,due 02/28/15	2,006,729	0.8
250,000	#	Australia & New Zealand Banking Group Ltd., 3.700%,due 01/13/15	250,277	0.1
1,250,000		Commonwealth Bank of Australia NY, 1.950%,due 03/16/15	1,253,903	0.5
1,000,000	#	Commonwealth Bank of Australia, 3.500%,due 03/19/15	1,006,687	0.4
3,000,000		Credit Suisse USA, Inc., 4.875%,due 01/15/15	3,005,020	1.3
6,000,000	#	Fosse Master Issuer PLC, 0.274%,due 01/16/15	6,000,000	2.5
250,000		General Electric Capital Corp., 2.150%,due 01/09/15	250,101	0.1
3,750,000		JPMorgan Chase Bank NA, 0.356%,due 01/22/15	3,750,000	1.6
2,255,000	#	Nordea Bank AB, 2.250%,due 03/20/15	2,264,420	0.9
250,000	#	Rabobank Nederland, 3.200%,due 03/11/15	251,353	0.1
2,750,000	#	Standard Chartered PLC, 3.850%,due 04/27/15	2,778,361	1.2
5,500,000		Svenska Handelsbanken AB, 0.386%,due 01/04/15	5,500,000	2.3
300,000		Toyota Motor Credit Corp., 1.000%,due 02/17/15	300,284	0.1
6,100,000		Wells Fargo Bank NA, 0.380%,due 03/22/15	6,100,000	2.6
3,500,000		Westpac Banking Corp, 0.533%,due 01/28/15	3,500,000	1.5
		Total Other Note
		(Cost $41,773,582)	41,773,582	17.5

Voya Money Market Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
Other Repurchase Agreement: 1.0%
2,500,000	Morgan Stanley Repurchase Agreement dated 12/31/14, 0.07%, due 1/2/15, $2,500,001 to be received upon repurchase (Collateralized by $2,534,795, various US Govt Agency Oblig, 0.00%-4.75%, Market Value plus accrued interest $2,550,000 due 4/15/15-5/15/37	$2,500,000	1.0

	Total Other Repurchase Agreement
	(Cost $2,500,000)	2,500,000	1.0

Treasury Debt: 8.6%
2,400,000	United States Treasury Bill, 0.024%,due 01/15/15	2,399,978	1.0
4,000,000	United States Treasury Bill, 0.045%,due 04/02/15	3,999,545	1.7
14,250,000	United States Treasury Bill, 0.073%,due 05/28/15	14,245,609	5.9
	Total Treasury Debt
	(Cost $20,645,132)	20,645,132	8.6

	Total Investments in Securities (Cost $240,918,306)	$240,918,306	100.8
	Liabilities in Excess of Other Assets	(1,859,731)	(0.8)
	Net Assets	$239,058,575	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $240,918,471.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(165)

Net Unrealized Depreciation	$(165)

Voya Money Market Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
Asset Table
Investments, at fair value
Other Commercial Paper	$–	$599,963	$–	$599,963
Government Agency Debt	–	39,678,989	–	39,678,989
Other Repurchase Agreement	–	2,500,000	–	2,500,000
Treasury Debt	–	20,645,132	–	20,645,132
Other Instrument	10,510,000	–	–	10,510,000
Other Note	–	41,773,582	–	41,773,582
Financial Company Commercial Paper	–	49,453,210	–	49,453,210
Certificates of Deposit	–	21,400,008	–	21,400,008
Asset Backed Commercial Paper	–	54,357,422	–	54,357,422
Total Investments, at fair value	$10,510,000	$230,408,306	$–	$240,918,306

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N- Q and the officer certifications of such Form N- Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 25, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 25, 2015